IMPACT OF THE COVID19 PANDEMIC - United States Department of the Treasury (Details) - USD ($) $ in Thousands		1 Months Ended
	Feb. 02, 2021	Mar. 31, 2021	Jan. 22, 2021
Forecast
Unusual or Infrequent Item, or Both [Line Items]
Amount of grant received		$ 16,104
Subsequent Event
Unusual or Infrequent Item, or Both [Line Items]
Amount of grant received	$ 16,104
Payroll Support Program Extension | Subsequent Event
Unusual or Infrequent Item, or Both [Line Items]
Grants receivable			$ 32,208